STAFF COSTS (Tables)	12 Months Ended
Dec. 31, 2019
STAFF COSTS
Schedule of staff costs and average number of employees

USDm	2019	2018	2017
Total staff costs
Staff costs included in operating expenses	8.1	9.3	9.2
Staff costs included in administrative expenses	37.7	36.9	34.6
Total	45.8	46.2	43.8

Staff costs comprise the following
Wages and salaries	37.2	38.1	36.4
Share-based compensation	1.9	2.1	1.9
Pension costs	3.5	3.3	3.1
Other social security costs	0.9	0.6	0.3
Other staff costs	2.3	2.1	2.1
Total	45.8	46.2	43.8

Average number of permanent employees
Seafarers	107.6	111.7	130.6
Land-based	313.5	302.2	286.6
Total	421.1	413.9	417.2

Schedule of termination benefits by title of individual

USD ‘000	2019	2018	2016
Non-Executive Board and Committee Remuneration, short term
Christopher H. Boehringer	252	276	290
David Weinstein	198	182	174
Torben Janholt	170	171	174
Göran Trapp	170	171	174
Total	790	800	812

Schedule of key management personnel compensation

USD ‘000	Salary	Taxable benefits	Annual perfor-mance bonus	Total
Executive Management Remuneration
Jacob Meldgaard
2017, TORM A/S1)	923	42	580	1,545
2017, TORM plc1)	81	—	—	81
2018, TORM A/S1)	983	44	425	1,452
2018, TORM plc1)	80	—	—	80
2019, TORM A/S1)	962	41	1,126	2,129
2019, TORM plc1)	79	—	—	79

1)    Paid by legal entity as noted.

Schedule of staff costs

		Exercise price	RSU grant value assuming 100%
	RSU LTIP grant 1)	per share	vesting
LTIP element of Jacob Meldgaard’s remuneration package 2018:
Jacob Meldgaard	766,035	DKK 53.7	USD 0.9m

1)    The LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 10 of 25 April 2018. Therefore there is no minimum or maximum for 2018.

Schedule of reconciliation number of other equity instruments

Number of shares (1,000)	2019	2018	2017
Outstanding as of 1 January	2,719.1	2,611.2	1,999.8
Granted during the period	1,001.1	907.3	866.6
Exercised during the period	(529.4)	—	—
Expired during the period	(785.3)	(764.0)	(233.9)
Forfeited during the period	(177.2)	(35.4)	(21.3)
Outstanding as of 31 December	2,228.3	2,719.1	2,611.2

Exercisable as of 31 December	—	255.3	255.3